Non-controlling Interests	12 Months Ended
Dec. 31, 2025
Disclosure of non controlling interests [Abstract]
Non-controlling interests
Note
27—Non-controlling
interests
Set out below is the summarised financial information before intercompany eliminations for each of the subsidiaries referred to in Note 2 which have non-controlling
interests (NCI) that are material to the Group, namely
1. LuxGovSat S.A. (‘LuxGovSat’) with a 50% NCI; and
2. Al Maisan Satellite Communication Company LLC (‘Al Maisan’) with a 65% NCI.
As part of the acquisition, the Group acquired a 50% NCI in Horizons Holdings, which has an accumulated NCI of EUR 25 million as at 31 December 2025. In addition, the Group has a 50% NCI in Luxembourg Space Sector Development SCSp, which has an accumulated NCI of EUR 5 million (2024: EUR 4 million) as at December 31, 2025. Each of these entities has assets, liabilities, and operations that are not material to the Group.

€ million	LuxGovSat		Al Maisan
Summarised balance sheet	2025	2024	2025	2024

Current assets	38	23	4	4
Current liabilities	(34)	(25)	(2)	(2)
Current net assets / (liabilities)	4	(2)	2	2

Non-current assets	116	131	14	24
Non-current liabilities	(17)	(34)	(1)	—
Non-current net assets	99	97	13	24

Net assets	103	95	15	26
Accumulated NCI	52	48	10	17
Transactions with NCI	—	—	—	—

€ million	LuxGovSat			Al Maisan
Summary comprehensive income	2025	2024	2023	2025	2024	2023
Revenue	44	38	31	8	10	7
Operating expenses	(13)	(12)	(12)	(4)	(4)	(4)
Profit/(loss) for the period	4	9	4	(1)	2	—
Other comprehensive income	—	—	—	—	—	—
Total comprehensive income	4	9	4	(1)	2	—
Profit/(loss) allocated to NCI	2	4	2	(1)	1	—
Dividend paid to NCI	—	—	—	—	—	—

€ million	LuxGovSat			Al Maisan
Summary cash flows	2025	2024	2023	2025	2024	2023
From /(absorbed by) operating activities	32	37	16	5	6	5
From /(absorbed by) investing activities	(7)	—	—	—	—	—
From /(absorbed by) financing activities	(25)	(37)	(16)	(5)	(6)	(12)
Net foreign exchange movements	—	—	—	—	—	(1)
Increase / (decrease) in cash position	—	—	—	—	—	(8)